Valuation and Qualifying Accounts - Schedule of Changes in Valuation and Qualifying Accounts (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts [member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year		$ 10,795	$ 3,205	$ 2,065
Charges to earnings		11,713	12,270	4,294
Charges to other accounts		(1,057)	2,689	(104)
Deductions		(8,476)	(7,369)	(3,050)
Balance, end of year		12,975	10,795	3,205
Allowance For Cancellations [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year		15,012	1,986	1,361
Charges to earnings		6,117	14,182	980
Charges to other accounts		69	(854)	(355)
Deductions		(1,982)	(302)	0
Balance, end of year		19,216	15,012	1,986
Other Reserves [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning of year	[1]	565	2,591	2,661
Charges to earnings	[1]	7,073	5,858	7,216
Charges to other accounts	[1]	(43)	(28)	30
Deductions	[1]	(5,323)	(7,856)	(7,316)
Balance, end of year	[1]	$ 2,272	$ 565	$ 2,591

[1]	Other reserves primarily include our accrual of the cost associated with purchases made on our website related to the use of fraudulent credit cards charged-back due to payment disputes.